Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Inventories
Raw materials and consumables	$ 41,230	$ 18,608
Inventories in process	17,987	6,587
Total inventories	59,217	$ 25,195
Amount of inventory in research and development	$ 5,100